Note 12 - Variable Interest Entities and Other Long-Term Investment (Details) - Financial Data for Changshengtiandi	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 USD ($)
Variable Interest Entity [Line Items]
Total assets	¥ 312,165,118		¥ 264,086,015		$ 48,189,990
Total liabilities	145,473,074		133,654,628		22,457,172
Net loss	7,535,933	$ 1,163,350	7,387,156	¥ (7,451,510)
Net cash provided by (used in) operating activities	24,405,896	3,767,622	3,415,656	(631,831)
Net cash (used in) investing activities	(16,446,871)	(2,538,959)	(12,232,849)	¥ (16,085,602)
Net cash provided by financing activities	23,389,621	3,610,735	10,747,808
Changshengtiandi [Member]
Variable Interest Entity [Line Items]
Total assets	19,383,313		1,274,631		2,992,268
Total liabilities	1,375,226		916,514		$ 212,298
Net loss	2,101,030	324,343	239,133
Net cash provided by (used in) operating activities	(2,657,665)	(410,273)	¥ 783,358
Net cash (used in) investing activities	(11,329,122)	(1,748,915)
Net cash provided by financing activities	¥ 19,751,000	$ 3,049,029